Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Income Tax Expense [Line Items]
Unrecognized tax losses	$ 26,817,000	$ 3,445,454	$ 21,709,000
Assessable profits percentage	8.25%
Assessable profits	$ 2,000,000
Remainder tax	16.50%
Hong Kong [Member]
Income Tax Expense [Line Items]
Assessable profits percentage	16.50%